Related Party Transactions - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 26, 2024 USD ($)	Dec. 27, 2023 USD ($)	Jun. 30, 2023
Related Party Transaction [Line Items]
Revenue	$ 88,125	$ 79,972	$ 327,274	$ 315,362
Short-term notes payable	5,268		5,962
Long-term debt	121,646		188,910
Long-term notes payable, current portion			84,883	26,471
Senior Notes
Related Party Transaction [Line Items]
Unamortized debt issuance costs	426		518	0
Interest expense	910	557	3,393	0
Maximum aggregate principal amount					$ 25,773
Potential prepayment premium, percentage					0.03
Prepayment event, change of control, minimum percentage of disposition of consolidated assets					0.50
Amount of outstanding principal due on each payment date, percentage					0.01
Period for which outstanding principal triggers a payment					30 days
Long-term debt	25,643		25,643
Long-term notes payable, current portion	23,552
Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage					1
Senior Notes, Purchase or Refinancing of Aircraft
Related Party Transaction [Line Items]
Maximum aggregate principal amount					$ 25,000
Senior Notes - Cash Escrow Account
Related Party Transaction [Line Items]
Interest rate					3.00%
Senior Notes - Principal Withdrawn and Released to Borrower
Related Party Transaction [Line Items]
Interest rate					13.00%
FlyExclusive Jet Share, LLC | Senior Notes | LGM Enterprises, LLC
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage					1
Notes Payable to Banks
Related Party Transaction [Line Items]
Interest rate							7.75%
Unamortized debt issuance costs	15		0	4
Notes Payable to Banks | Bank #5
Related Party Transaction [Line Items]
Principal amount				$ 15,871
Interest rate				14.00%
Unamortized debt issuance costs	276		0	$ 879
Interest expense	628	776	3,105	0
Personal Guarantor | Senior Notes
Related Party Transaction [Line Items]
Prepayment event, change of control, personal guarantor minimum ownership percentage					0.51
Related Party
Related Party Transaction [Line Items]
Short term accounts receivable	2,154		2,645	1,911
Short-term notes payable			6,677	18,939
Long-term notes payable, current portion	23,552		6,677
Related Party | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Notes receivable, current portion	$ 3,700		$ 3,700
Related party's ownership interest of a consolidated subsidiary	99.00%		99.00%
Related Party | Promissory Note
Related Party Transaction [Line Items]
Principal amount						$ 3,947
Debt instrument outstanding amount	$ 0		$ 6,677
Interest rate						8.00%
Interest expense	70	79	316	0
Accrued interest	0		211	0
Related Party | Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC
Related Party Transaction [Line Items]
Fuel costs	366	461	1,542	2,027
Related party receivables	266		220	0
Related Party | Kinston Jet Center, LLC, Kinston Jet House, LLC and LGM Auto, LLC
Related Party Transaction [Line Items]
Rent expense	$ 1,034	$ 1,029	$ 3,910	1,646
Related Party | Related Party #1
Related Party Transaction [Line Items]
Notes receivable, current portion				$ 2,433
Related Party | Related Party #1 | Consolidated Subsidiary #1
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary				99.00%
Related Party | Related Party #2
Related Party Transaction [Line Items]
Notes receivable, current portion				$ 2,404
Related Party | Related Party #2 | Consolidated Subsidiary #2
Related Party Transaction [Line Items]
Related party's ownership interest of a consolidated subsidiary				99.00%
Related Party | Supplier Concentration Risk | Cost of Revenue Benchmark
Related Party Transaction [Line Items]
Percentage of total fuel costs	2.00%	2.00%	2.00%	3.00%
Related Party | Flights | Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue	$ 3,896	$ 5,251	$ 18,209	$ 22,279
Related Party | Flights | Related Parties Excluding Owners of Subsidiaries and Lessor VIEs
Related Party Transaction [Line Items]
Revenue	26	$ 0	104	80
Related Party Payables | Related Party
Related Party Transaction [Line Items]
Increase (decrease) in equity	$ (145)		$ (22)	$ 0